SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended	10 Months Ended
	Jul. 18, 2023	Jul. 17, 2023	Feb. 27, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					2,000,000	2,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Common stock, shares authorized					200,000,000	200,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Common stock voting rights					each holder of a right will automatically receive one-tenth (1/10) of one ordinary share upon consummation of the initial Business Combination	Holders of ordinary shares are entitled to one vote for each share.
Issuance of ordinary shares to Underwriter				$ 1,016,000		$ 60,000,000
Ordinary shares outstanding					2,266,500	2,266,500
Ordinary shares subject to redemption					6,900,000	6,900,000
Preferred stock voting rights						voting and other rights and preferences as may be determined from time to time by the Company’s board of directors.
Ordinary shares issued					2,266,500	2,266,500
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares to Underwriter, shares	900,000	900,000
Issuance of ordinary shares to Underwriter						$ (490,909)
Sponsors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares to Underwriter, shares			1,725,000
Issuance of ordinary shares to Underwriter			$ 25,000
Sponsors [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares subject to forfeiture			225,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock voting rights					Holders of ordinary shares are entitled to one vote for each share	each holder of a right will automatically receive one-tenth (1/10) of one ordinary share upon consummation of the initial Business Combination.
Issuance of ordinary shares to Underwriter, shares				180,000
Issuance of ordinary shares to Underwriter				$ 18